Subsequent Event:	12 Months Ended
Dec. 31, 2022
Subsequent Event:
Subsequent Event:

Note 21 - Subsequent Event:

At December 31, 2022 to the date of issuance of these consolidated financial statements, there were no events that could have a significant effect on the information contained in the consolidated financial statements.